NOTE 9 – SUBSEQUENT EVENTS (Details Narrative) - shares	1 Months Ended
	May 28, 2021	May 24, 2021
Common stock issued for aquisition, shares	600,000,000	600,000,000
Transitional Period [Member]
Common stock issued for aquisition, shares		600,000,000